Subsequent Events	5 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 9 — Subsequent Events
Management has evaluated the impact of subsequent events thro
u
gh the date the financial statements were issued. All subsequent events required to be disclosed are included in these financial statements except for the following.
On June 15, 2021, DCRC filed Form 8-K announcing the definitive agreement for which DCRC, DCRC Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of DCRC (“Merger Sub”), and Solid Power, Inc., a Colorado corporation (“Solid Power”), entered into a business combination agreement and plan of reorganization, pursuant to which Merger Sub will be merged with and into Solid Power, with Solid Power surviving the Merger as a wholly owned subsidiary of DCRC.